Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating activities:
Net earnings (loss)	$ (139,039)	$ 199,391	$ 131,247
Items not involving cash:
Depreciation and amortization	216,098	204,862	181,527
Share-based compensation (note 15)	6,378	4,528	8,301
Amortization of deferred financing fees	14,181	11,685	10,342
Amounts reclassified from other comprehensive loss to interest expense	3,407	3,319	4,259
Unrealized change in fair value of financial instruments	(53,998)	(53,252)	(13,064)
Equity income on investment (note 8)	(188)	(5,107)	(256)
Refinancing expenses and recoveries	1,677	5,148	(398)
Operating leases (note 12)	(19,003)	(9,795)	(1,428)
Vessel impairments	285,195	0	0
Expenses related to customer bankruptcy (note 5)	18,883	0	0
Loss on disposals	31,876	0	0
Other income	0	(6,600)	0
Other	34	7,759	10,614
Changes in assets and liabilities:
Accounts receivable	(21,711)	(323)	(9,593)
Lease receivable	17,783	21,170	21,170
Prepaid expenses	2,108	(15,960)	856
Other assets and deferred charges	(17,468)	(31,011)	(9,380)
Accounts payable and accrued liabilities	(15,293)	10,143	5,574
Deferred revenue	4,778	(10,085)	3,188
Other long-term liabilities	6,600	0	0
Fair value of financial instruments	(31,211)	0	0
Cash from operating activities	311,087	335,872	342,959
Financing activities:
Senior unsecured notes issued	0	0	345,000
Preferred shares issued, net of issuance costs (note 13(b))	541,694	0	130,415
Common shares issued, net of issuance costs (note 13(a))	95,978	0	4,245
Draws on credit facilities	220,485	534,325	660,160
Repayment of credit facilities	(704,291)	(607,174)	(872,659)
Draws on long-term obligations under capital lease	180,750	150,000	0
Repayment of long-term obligations under capital lease	(24,733)	(21,691)	(393,382)
Common shares repurchased, including related expenses	(8,269)	(13,885)	0
Preferred shares redeemed, including related expenses	(333,074)	0	0
Preferred shares repurchased, including related expenses (note 13)	0	(12,303)	0
Financing fees	(12,992)	(17,399)	(17,405)
Dividends on common shares	(148,556)	(105,691)	(62,310)
Dividends on preferred shares	(54,085)	(53,655)	(50,443)
Proceeds from sale-leaseback of vessels (note 12)	354,000	542,000	330,000
Cash from financing activities	106,907	394,527	73,621
Investing activities:
Expenditures for vessels	(343,552)	(712,663)	(524,255)
Short-term investments	3,004	(2,203)	10,463
Net proceeds from vessel disposals	12,078	0	0
Proceeds from sale of leased vessels	20,000	0	0
Restricted cash	(201)	0	60,000
Loans to affiliate (note 4)	(18,096)	(201,865)	(210,713)
Repayment of loans to affiliate (note 4)	67,831	200,680	850
Other assets	(6,677)	(583)	(27,550)
Cash used in investing activities	(265,613)	(716,634)	(691,205)
Increase (decrease) in cash and cash equivalents	152,381	13,765	(274,625)
Cash and cash equivalents, beginning of year	215,520	201,755	476,380
Cash and cash equivalents, end of year	$ 367,901	$ 215,520	$ 201,755